Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Business Combination Disclosure [Text Block]
3.	Acquisitions

2018
acquisitions:
The Company acquired controlling interests in
twelve
businesses,
five
operating in the Americas (Utah; Manitoba; Florida; Quebec; Pittsburgh, Pennsylvania),
four
operating in EMEA (Finland; Denmark; Spain; Germany),
two
operating in Asia Pacific (China; Australia) and
one
operating in the Investment Management segment, being a
75%
voting equity interest in Harrison Street Real Estate Capital, LLC (“Harrison Street”) acquired on
July 5, 2018.
The Finland business was acquired on
January 3, 2018,
is headquartered in Helsinki and provides property management services to owners of commercial and residential real estate. Harrison Street, headquartered in Chicago, provides real estate investment management services to institutional investors. These acquisitions were completed to expand the Company’s geographic presence and, in the case of Harrison Street, to enter a new service line. These acquisitions were accounted for by the acquisition method of accounting for business combinations and accordingly, the consolidated statements of earnings do not
include any revenues or expenses related to these acquisitions prior to their closing dates.

The acquisition date fair value of consideration transferred and purchase price allocation was as follows:

	Finland	Harrison Street	Other	Aggregate Acquisitions

Current assets, excluding cash	$4,734	$16,948	$31,623	$53,305
Non-current assets	2,581	4,678	3,616	10,875
Current liabilities	(9,421)	(14,544)	(27,853)	(51,818)
Long-term liabilities	(6,072)	-	(15,608)	(21,680)
	$(8,178)	$7,082	$(8,222)	$(9,318)

Cash consideration, net of cash acquired of $23,777	$(57,287)	$(447,513)	$(81,442)	$(586,242)
Acquisition date fair value of contingent consideration	-	(40,889)	(19,212)	(60,101)
Total purchase consideration	$(57,287)	$(488,402)	$(100,654)	$(646,343)

Acquired intangible assets	$26,841	$278,600	$69,495	$374,936
Acquired goodwill	$38,624	$366,350	$60,708	$465,682
Redeemable non-controlling interest	$-	$163,630	$21,327	$184,957

2017
acquisitions:
The Company acquired controlling interests in
ten
businesses. Acquisitions included controlling interests in regional firms in the US, Canada, Mexico, UK, Denmark and Australia expanding Colliers’ geographic presence in these markets.

The acquisition date fair value of consideration transferred and purchase price allocation was as follows:

	Northern California & Nevada	Other	Aggregate Acquisitions

Current assets, excluding cash	$8,503	$5,420	$13,923
Non-current assets	2,268	1,117	3,385
Current liabilities	(38,481)	(10,463)	(48,944)
Long-term liabilities	(10,600)	(3,084)	(13,684)
	$(38,310)	$(7,010)	$(45,320)

Cash consideration, net of cash acquired of $41,989	$(22,696)	$(35,978)	$(58,674)
Acquisition date fair value of contingent consideration	(10,412)	(9,135)	(19,547)
Total purchase consideration	$(33,108)	$(45,113)	$(78,221)

Acquired intangible assets	$28,800	$32,428	$61,228
Acquired goodwill	$42,618	$35,953	$78,571
Redeemable non-controlling interest	$-	$16,258	$16,258

Acquisition-related transaction costs for the year ended
December 31, 2018
totaled
$11,747
(
2017
-
$6,247
) and were recorded as expense under the caption “acquisition-related items”.

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For acquisitions completed during the year ended
December 31, 2018,
goodwill in the amount of
$379,486
is deductible for income tax purposes (
2017
-
$17,531
).

During the year ended
December 31, 2018,
the Company sold the residential property management portion of the Finland business acquired earlier in the year. The disposed business had net assets of
$17,713
primarily comprised of intangible assets and goodwill allocated from the acquisition of Finland and the sale resulted in a net gain of
$98.

The Company typically structures its business acquisitions to include contingent consideration. Certain vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one
- to
five
-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not
achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

Unless it contains an element of compensation, contingent consideration is recorded at fair value each reporting period. The fair value recorded on the consolidated balance sheet as at
December 31, 2018
was
$93,865
(see note
18
). Contingent consideration with a compensatory element is revalued at each reporting period and recognized on a straight-line basis over the term of the contingent consideration arrangement. The liability recorded on the balance sheet for the compensatory element of contingent consideration arrangements as at
December 31, 2018
was
$15,161.
The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from
$175,870
to a maximum of
$206,906.
These contingencies will expire during the period extending to
March 2023.
During the year ended
December 31, 2018,
$19,946
was paid with reference to such contingent consideration (
2017
-
$11,187
).

The consideration for the acquisitions during the year ended
December 31, 2018
was financed from borrowings on the Revolving Credit Facility and cash on hand.

The amounts of revenues and earnings contributed from the dates of acquisition and included in the Company’s consolidated results for the year ended
December 31, 2018,
and the supplemental pro forma revenues and earnings of the combined entity had the acquisition dates been
January 1, 2017,
are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2018	$196,480	$10,879
Supplemental pro forma for 2018 (unaudited)	2,934,211	139,297
Supplemental pro forma for 2017 (unaudited)	2,738,081	118,078

Of the
$196,480
of actual revenue from acquired entities in
2018,
$61,465
and
$45,364
were from Harrison Street and Finland, respectively, with the remaining
$89,651
from other acquisitions.

Supplemental pro forma results were adjusted for non-recurring items.